Gross Exposure Long Net Exposure Short Product Name: Aetos Capital Multi-Strategy Arbitrage Fund, LLC As of January 31, 2016 Product Description: The Aetos Capital Multi-Strategy Arbitrage Fund is an SEC-registered 1940 Act Commingled Hedge Fund of Funds designed to provide institutional investors with attractive risk-adjusted returns and low correlations and low betas to traditional markets.  The Fund allocates its assets among a select group of Portfolio Managers that utilize a variety of arbitrage investment strategies to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes. As of February 1, 2016: Sub-Strategy Allocation1 Historical Sub-Strategy Allocation Historical Exposures Aetos Capital, LP ▪ 875 Third Avenue ▪ New York, NY 10022 ▪ (212) 201-2500 ▪ AetosClientRelations@aetoscapital.com Aetos Alternatives Management, LLC ▪ 2180 Sand Hill Road ▪ Menlo Park, CA 94025 ▪ (650) 234-1860

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

As of January 31, 2016

Investment Performance[2] (US$)

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	YTD
2002	-	-	-	-	-	-	-	-	-0.20%	0.39%	1.22%	0.84%	**2.26%**
2003	1.66%	0.72%	0.92%	1.19%	2.02%	0.76%	-0.65%	0.34%	1.43%	0.88%	1.27%	1.01%	**12.16%**
2004	1.19%	0.35%	0.05%	0.32%	-0.06%	0.18%	-0.37%	0.26%	-0.05%	0.08%	0.84%	0.75%	**3.60%**
2005	0.21%	0.48%	0.34%	-0.23%	0.62%	0.56%	1.22%	0.06%	0.32%	-0.19%	0.11%	0.85%	**4.43%**
2006	1.58%	0.90%	0.73%	0.60%	0.35%	0.46%	0.45%	0.36%	0.66%	0.86%	1.00%	1.26%	**9.61%**
2007	1.41%	0.35%	0.57%	1.19%	1.40%	-0.06%	-5.63%	-1.06%	1.27%	1.61%	-0.48%	0.09%	**0.44%**
2008	-0.95%	0.46%	-2.11%	0.49%	1.26%	-0.39%	-0.89%	-0.24%	-6.15%	-8.55%	-4.26%	-1.89%	**-21.31%**
2009	-0.16%	0.58%	-0.18%	-0.10%	2.70%	2.55%	2.46%	1.55%	2.60%	1.30%	0.99%	1.17%	**16.52%**
2010	1.63%	0.35%	1.89%	1.38%	-1.68%	0.13%	0.77%	0.64%	0.79%	1.05%	-0.09%	0.57%	**7.62%**
2011	1.25%	0.94%	0.58%	0.74%	-0.22%	-0.55%	-0.52%	-1.88%	-1.61%	0.92%	-1.09%	0.22%	**-1.26%**
2012	1.68%	1.53%	0.78%	0.02%	-0.54%	0.15%	0.56%	0.74%	0.41%	0.59%	0.69%	1.08%	**7.95%**
2013	1.71%	0.74%	0.98%	0.97%	0.81%	-0.77%	0.64%	0.01%	0.55%	0.90%	0.44%	0.48%	**7.72%**
2014	0.35%	0.83%	0.23%	0.22%	0.47%	0.44%	-0.53%	-0.07%	-0.21%	-0.96%	0.36%	0.10%	**1.23%**
2015	-0.14%	0.59%	0.47%	0.56%	0.55%	-0.99%	-0.31%	-1.00%	-1.35%	0.28%	-0.37%	-0.18%	**-1.89%**
2016	-1.84%	-	-	-	-	-	-	-	-	-	-	-	**-1.84%**

Investment Returns: As of 1/31/16:	**Aetos Capital Multi-Strategy Arbitrage Fund[2]**	**90-Day Treasury Bills**	**Barclays Capital Aggregate Index**	**MSCI ACWI (Net)**	**S&P 500 Total Return**
1 Year Annualized Return	-3.56%	0.07%	-0.16%	-6.80%	-0.67%
3 Year Annualized Return	1.07%	0.05%	2.14%	3.91%	11.30%
5 Year Annualized Return	2.02%	0.06%	3.51%	4.45%	10.91%
From Inception through 1/31/16:					
Average Annualized Return	3.11%	1.26%	4.52%	6.92%	7.93%
Annualized Standard Deviation	4.71%	0.47%	3.45%	16.02%	14.50%
Sharpe Ratio	0.39	-	0.95	0.35	0.46
Largest Calendar Qtr. Drawdown	-14.10%	-	-2.44%	-22.37%	-21.94%
Beta: Barclays Capital Aggregate Index	0.08	-	-	-	-
Beta: MSCI ACWI (Net)	0.18	-	-	-	-
Beta: S&P 500 Total Return	0.19	-	-	-	-

Fees & Terms

Management Fee	1.00% (0.75% on $25mm+)
Incentive Fee	10% of profits
Hurdle Rate	3 Month T-bills
High Water Mark	Yes
Contribution Frequency/ Notice Period	Monthly/ 30 Days
Lock-Up Period	1 Year
Redemption Frequency/ Notice Period	Quarterly/ 90 Days
Minimum Investment	$1 million
Auditor	PricewaterhouseCoopers LLC
Administrator	HedgeServ Limited

1 Allocations are subject to change over time.
2 Performance figures shown for the period of September 1, 2002 through January 31, 2016 are of the Aetos Capital Multi-Strategy Arbitrage Fund and are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. For performance fee calculation purposes, it is assumed that an investor redeems each December 31 and invests each January 1. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Advisor. Returns would have been lower without such waivers and reimbursements. Past performance is not indicative of future returns.

Aetos Capital, LP • 875 Third Avenue • New York, NY 10022 • (212) 201-2500 • AetosClientRelations@aetoscapital.com
Aetos Alternatives Management LLC • 2180 Sand Hill Road • Menlo Park, CA 94025 • (650) 234-1860

Gross Exposure Long Net Exposure Short Product Name: Aetos Capital Growth Portfolio As of January 31, 2016 Product Description: The Aetos Capital Growth Portfolio is a tactically allocated portfolio comprised of allocations to the Aetos Capital SEC-registered 1940 Act Commingled Hedge Funds of Funds designed to provide institutional investors with attractive risk-adjusted returns and low correlations and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy.  Aetos seeks to accomplish this by using a fundamentally based investment process with a disciplined approach to strategy allocation, manager selection and portfolio monitoring where risk management is integrated in every step, and by investing with institutional-quality managers. As of February 1, 2016: Strategy Allocations1 Strategy Allocations1 Historical Exposures Aetos Capital, LP ▪ 875 Third Avenue ▪ New York, NY 10022 ▪ (212) 201-2500 ▪ AetosClientRelations@aetoscapital.com Aetos Alternatives Management, LLC ▪ 2180 Sand Hill Road ▪ Menlo Park, CA 94025 ▪ (650) 234-1860 Historical Sub-Strategy Allocation

Aetos Capital Growth Portfolio

As of January 31, 2016

Investment Performance[2] (US$)													
	Jan	**Feb**	**Mar**	**Apr**	**May**	**Jun**	**Jul**	**Aug**	**Sep**	**Oct**	**Nov**	**Dec**	**YTD**
2002	-	-	-	-	-	-	-	-	-0.59%	0.17%	0.40%	1.07%	**1.04%**
2003	0.28%	-0.04%	0.11%	1.62%	1.72%	1.29%	0.22%	0.75%	0.76%	1.30%	0.99%	0.98%	**10.42%**
2004	1.79%	0.70%	-0.10%	-0.92%	-0.15%	0.36%	-0.16%	-0.04%	0.67%	0.52%	1.56%	0.93%	**5.26%**
2005	0.30%	1.32%	0.26%	-0.45%	0.72%	0.77%	1.01%	0.60%	0.82%	-0.84%	0.61%	1.31%	**6.60%**
2006	1.91%	0.31%	1.13%	0.91%	-0.63%	0.21%	0.39%	0.57%	0.18%	0.83%	1.39%	1.15%	**8.66%**
2007	1.56%	0.43%	1.18%	1.45%	1.66%	0.43%	-0.66%	-1.40%	0.96%	1.52%	-0.07%	0.61%	**7.89%**
2008	-2.32%	1.31%	-1.49%	0.62%	1.83%	-0.29%	-0.82%	-0.44%	-6.97%	-4.26%	-1.97%	-0.85%	**-14.86%**
2009	0.50%	-0.26%	-0.31%	-0.61%	2.72%	0.97%	1.76%	1.25%	1.84%	0.23%	1.55%	0.66%	**10.74%**
2010	0.14%	0.59%	1.72%	0.81%	-2.11%	-0.69%	0.92%	0.19%	1.70%	1.05%	0.05%	1.36%	**5.81%**
2011	0.57%	0.68%	-0.08%	1.05%	-0.21%	-0.61%	-0.07%	-2.46%	-2.20%	1.66%	-0.60%	-0.14%	**-2.46%**
2012	1.51%	1.15%	0.71%	0.29%	-0.79%	0.31%	0.81%	0.59%	0.66%	0.07%	0.50%	0.59%	**6.58%**
2013	1.77%	0.66%	1.38%	0.71%	0.98%	-0.31%	0.81%	-0.23%	0.96%	1.13%	1.16%	0.79%	**10.23%**
2014	-0.01%	1.72%	-0.35%	-0.59%	1.18%	0.84%	-0.64%	0.48%	0.29%	0.00%	0.85%	0.45%	**4.26%**
2015	-0.32%	1.20%	0.26%	0.06%	0.99%	-0.96%	0.58%	-1.13%	-1.50%	1.25%	-0.05%	-0.23%	**0.11%**
2016	-2.56%	-	-	-	-	-	-	-	-	-	-	-	**-2.56%**

Investment Returns: As of 1/31/16:	**Aetos Capital Growth Portfolio[2]**	**90-Day Treasury Bills**	**Barclays Capital Aggregate Index**	**MSCI ACWI (Net)**	**S&P 500 Total Return**
1 Year Annualized Return	-2.15%	0.07%	-0.16%	-6.80%	-0.67%
3 Year Annualized Return	3.27%	0.05%	2.14%	3.91%	11.30%
5 Year Annualized Return	2.99%	0.06%	3.51%	4.45%	10.91%
From Inception through 1/31/16:					
Average Annualized Return	4.06%	1.26%	4.52%	6.92%	7.93%
Annualized Standard Deviation	4.03%	0.47%	3.45%	16.02%	14.50%
Sharpe Ratio	0.70	-	0.95	0.35	0.46
Largest Calendar Qtr. Drawdown	-8.14%	-	-2.44%	-22.37%	-21.94%
Beta: Barclays Capital Aggregate Index	0.01	-	-	-	-
Beta: MSCI ACWI (Net)	0.19	-	-	-	-
Beta: S&P 500 Total Return	0.19	-	-	-	-

Fees & Terms	
Management Fee	1.00% (0.75% on $25mm+)
Incentive Fee	10% of profits
Hurdle Rate	3 Month T-bills
High Water Mark	Yes
Contribution Frequency / Notice Period	Monthly / 30 Days
Lock-Up Period	1 Year
Redemption Frequency / Notice Period	Quarterly / 90 Days
Minimum Investment	$1 million
Auditor	PricewaterhouseCoopers, LLC
Administrator	HedgeServ Limited

1 Allocations are subject to change over time.

2 Performance figures shown for the period of September 1, 2002 through January 31, 2016 are of the Aetos Capital Growth Portfolio and are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. For performance fee calculation purposes, it is assumed that an investor redeems each December 31 and invests each January 1. The Aetos Capital Growth Portfolio is a model portfolio/asset allocation program. This Portfolio may not reflect an investor's actual portfolio as actual portfolios reflect each investor's own objectives and risk tolerances. The performance of the Portfolio is based on the weighted performance over the respective periods of the Aetos Capital SEC-Registered Funds, weighted according to the allocations in effect during the periods. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance is not indicative of future returns.

Aetos Capital, LP • 875 Third Avenue • New York, NY 10022 • (212) 201-2500 • AetosClientRelations@aetoscapital.com
Aetos Alternatives Management LLC • 2180 Sand Hill Road • Menlo Park, CA 94025 • (650) 234-1860

AETOS CAPITAL

Product Name:

Aetos Capital Prime Portfolio

As of January 31, 2016

Product Description: The Aetos Capital Prime Portfolio is a tactically allocated portfolio comprised of allocations to the Aetos Capital SEC-registered 1940 Act Commingled Hedge Funds of Funds designed to provide institutional investors with attractive risk-adjusted returns and low correlations and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy. Aetos seeks to accomplish this by using a fundamentally based investment process with a disciplined approach to strategy allocation, manager selection and portfolio monitoring where risk management is integrated in every step, and by investing with institutional-quality managers.

As of February 1, 2016:

Strategy Allocations[1]



Long/Short Credit: 3%
Quantitative: 1%
Event Driven: 17%
Distressed: 20%
Fixed Income Arbitrage: 9%
Short-biased Equity: 2%
Directional Equity: 5%
Equity Hedged: 43%

Number of Managers = 37

Number of Strategies = 8

Median Position Size = 2.6%

Average Position Size = 2.7%

Aetos Capital Long/Short Strategies Fund: 50%

Aetos Capital Multi-Strategy Arbitrage Fund: 30%

Aetos Capital Distressed Investment Strategies Fund: 20%

Historical Sub-Strategy Allocation



Oct-02
Jun-04
Feb-06
Oct-07
Jun-09
Feb-11
Oct-12
Jun-14
Event Driven - Arbitrage
Event Driven - Special Situations
Convertible Arbitrage
Fixed Income Arbitrage
Directional Equity
Equity Hedged - Generalist
Equity Hedged - Sector Specialist
Short-biased Equity
Distressed - Long Bias
Distressed - Variable Bias
Long/Short Credit
Short-biased Credit
Quantitative - Market Neutral
Quantitative - Multi-Strategy
Quantitative - Statistical Arbitrage
Quantitative - Global Macro
Quantitative - Volatility Arbitrage



Feb-16

Historical Exposures



Gross Exposure
Long
Short
Net Exposure
3/31/11
6/30/11
9/30/11
12/31/11
3/31/12
6/30/12
9/30/12
12/31/12
3/31/13
6/30/13
9/30/13
12/31/13
3/31/14
6/30/14
9/30/14
12/31/14
3/31/15
6/30/15
9/30/15
12/31/15

Aetos Capital, LP • 875 Third Avenue • New York, NY 10022 • (212) 201-2500 • AetosClientRelations@aetoscapital.com
Aetos Alternatives Management LLC • 2180 Sand Hill Road • Menlo Park, CA 94025 • (650) 234-1860

Aetos Capital Prime Portfolio

As of January 31, 2016

Investment Performance[2] (US$)

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	YTD
2002	-	-	-	-	-	-	-	-	-0.67%	0.34%	0.52%	0.95%	**1.14%**
2003	0.21%	-0.02%	0.22%	1.69%	1.70%	1.30%	0.37%	0.79%	0.60%	1.42%	1.12%	1.09%	**10.98%**
2004	1.85%	0.72%	-0.12%	-0.68%	-0.10%	0.36%	-0.18%	0.00%	0.66%	0.69%	1.57%	1.02%	**5.92%**
2005	0.12%	1.26%	0.28%	-0.51%	0.78%	0.81%	1.20%	0.65%	0.75%	-0.83%	0.68%	1.36%	**6.72%**
2006	2.00%	0.34%	1.27%	0.94%	-0.57%	0.15%	0.35%	0.69%	0.20%	0.99%	1.49%	1.11%	**9.31%**
2007	1.71%	0.50%	1.10%	1.52%	1.69%	0.40%	-0.63%	-1.42%	1.06%	1.60%	-0.10%	0.57%	**8.24%**
2008	-2.37%	1.33%	-1.55%	0.67%	1.91%	-0.17%	-0.95%	-0.39%	-7.03%	-3.75%	-1.62%	-0.74%	**-14.01%**
2009	0.54%	-0.30%	-0.36%	-0.85%	2.70%	0.71%	1.65%	1.13%	1.70%	0.09%	1.63%	0.50%	**9.49%**
2010	-0.19%	0.66%	1.62%	0.70%	-2.17%	-0.84%	1.00%	0.07%	1.83%	1.03%	0.06%	1.50%	**5.32%**
2011	0.44%	0.62%	-0.19%	1.12%	-0.23%	-0.61%	0.00%	-2.56%	-2.27%	1.82%	-0.52%	-0.20%	**-2.62%**
2012	1.48%	1.09%	0.69%	0.31%	-0.86%	0.33%	0.85%	0.54%	0.67%	-0.07%	0.46%	0.45%	**6.11%**
2013	1.78%	0.64%	1.46%	0.62%	0.97%	-0.20%	0.85%	-0.30%	1.06%	1.17%	1.30%	0.85%	**10.67%**
2014	-0.13%	1.92%	-0.52%	-0.79%	1.34%	0.89%	-0.69%	0.62%	0.44%	0.23%	0.99%	0.55%	**4.91%**
2015	-0.35%	1.33%	0.23%	-0.07%	1.11%	-0.96%	0.79%	-1.16%	-1.53%	1.50%	0.00%	-0.19%	**0.64%**
2016	-2.77%	-	-	-	-	-	-	-	-	-	-	-	**-2.77%**

Investment Returns: As of 1/31/16:	Aetos Capital Prime Portfolio[2]	90-Day Treasury Bills	Barclays Capital Aggregate Index	MSCI ACWI (Net)	S&P 500 Total Return
1 Year Annualized Return	-1.80%	0.07%	-0.16%	-6.80%	-0.67%
3 Year Annualized Return	3.73%	0.05%	2.14%	3.91%	11.30%
5 Year Annualized Return	3.17%	0.06%	3.51%	4.45%	10.91%
From Inception through 1/31/16:					
Average Annualized Return	4.25%	1.26%	4.52%	6.92%	7.93%
Annualized Standard Deviation	4.09%	0.47%	3.45%	16.02%	14.50%
Sharpe Ratio	0.73	-	0.95	0.35	0.46
Largest Calendar Qtr. Drawdown	-8.28%	-	-2.44%	-22.37%	-21.94%
Beta: Barclays Capital Aggregate Index	-0.01	-	-	-	-
Beta: MSCI ACWI (Net)	0.19	-	-	-	-
Beta: S&P 500 Total Return	0.19	-	-	-	-

Fees & Terms

Management Fee	1.00% (0.75% on $25mm+)
Incentive Fee	10% of profits
Hurdle Rate	3 Month T-bills
High Water Mark	Yes
Contribution Frequency / Notice Period	Monthly / 30 Days
Lock-Up Period	1 Year
Redemption Frequency / Notice Period	Quarterly / 90 Days
Minimum Investment	$1 million
Auditor	PricewaterhouseCoopers, LLC
Administrator	HedgeServ Limited

1 Allocations are subject to change over time.

2 Performance figures shown for the period of September 1, 2002 through January 31, 2016 of the Aetos Capital Prime Portfolio and are net of an investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. Aetos Capital formalized the Aetos Capital Prime Portfolio in April 2007. The performance figures shown for periods prior to April 2007 are those of the Aetos Capital Funds comprising the Aetos Capital Prime Portfolio, weighted according to the allocations on April 1, 2007. During the period from September 2002 through April 2007, it is likely that the Aetos Capital Prime Portfolio allocations to the Aetos Capital Funds would have differed from the allocations on April 1, 2007, and the performance shown is not necessarily representative of the performance that would have been achieved had the Aetos Capital Prime Portfolio been in existence during the entire period. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance is not indicative of future returns.

Aetos Capital, LP • 875 Third Avenue • New York, NY 10022 • (212) 201-2500 • AetosClientRelations@aetoscapital.com
Aetos Alternatives Management LLC • 2180 Sand Hill Road • Menlo Park, CA 94025 • (650) 234-1860

Gross Exposure Long Net Exposure Short Product Name: Aetos Capital Balanced Portfolio As of January 31, 2016 Product Description: The Aetos Capital Balanced Portfolio is a tactically allocated portfolio comprised of allocations to the Aetos Capital SEC-registered 1940 Act Commingled Hedge Funds of Funds designed to provide institutional investors with attractive risk-adjusted returns and low correlations and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy.  Aetos seeks to accomplish this by using a fundamentally based investment process with a disciplined approach to strategy allocation, manager selection and portfolio monitoring where risk management is integrated in every step, and by investing with institutional-quality managers. As of February 1, 2016: Historical Sub-Strategy Allocation Strategy Allocations1 Historical Exposures Aetos Capital, LP ▪ 875 Third Avenue ▪ New York, NY 10022 ▪ (212) 201-2500 ▪ AetosClientRelations@aetoscapital.com Aetos Alternatives Management, LLC ▪ 2180 Sand Hill Road ▪ Menlo Park, CA 94025 ▪ (650) 234-1860

Aetos Capital Balanced Portfolio

As of January 31, 2016

Investment Performance[2] (US$)

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	YTD
2002	-	-	-	-	-	-	-	-	-0.44%	0.14%	0.53%	1.04%	**1.27%**
2003	0.73%	0.17%	0.28%	1.34%	1.86%	1.03%	-0.20%	0.58%	1.02%	1.02%	0.98%	0.85%	**10.06%**
2004	1.49%	0.56%	-0.04%	-0.69%	-0.18%	0.27%	-0.23%	0.01%	0.47%	0.25%	1.36%	0.82%	**4.14%**
2005	0.43%	1.14%	0.24%	-0.33%	0.62%	0.68%	0.93%	0.35%	0.71%	-0.71%	0.42%	1.22%	**5.83%**
2006	1.74%	0.47%	0.86%	0.87%	-0.36%	0.42%	0.49%	0.43%	0.27%	0.70%	1.25%	1.21%	**8.67%**
2007	1.46%	0.33%	1.07%	1.30%	1.54%	0.28%	-1.98%	-1.30%	0.91%	1.37%	-0.11%	0.49%	**5.43%**
2008	-1.75%	1.07%	-1.52%	0.56%	1.74%	-0.41%	-0.71%	-0.46%	-6.93%	-5.35%	-2.58%	-1.09%	**-16.40%**
2009	0.38%	-0.11%	-0.25%	-0.36%	2.74%	1.42%	1.94%	1.37%	2.07%	0.48%	1.40%	0.85%	**12.53%**
2010	0.58%	0.52%	1.80%	0.97%	-2.00%	-0.47%	0.89%	0.34%	1.47%	1.06%	0.01%	1.13%	**6.43%**
2011	0.77%	0.76%	0.12%	0.96%	-0.21%	-0.59%	-0.20%	-2.28%	-2.04%	1.43%	-0.74%	-0.03%	**-2.12%**
2012	1.56%	1.26%	0.73%	0.26%	-0.73%	0.29%	0.78%	0.64%	0.66%	0.21%	0.54%	0.74%	**7.14%**
2013	1.76%	0.67%	1.29%	0.80%	0.99%	-0.43%	0.78%	-0.16%	0.86%	1.09%	1.02%	0.72%	**9.78%**
2014	0.09%	1.54%	-0.19%	-0.38%	1.01%	0.80%	-0.59%	0.34%	0.14%	-0.24%	0.71%	0.34%	**3.61%**
2015	-0.28%	1.06%	0.29%	0.20%	0.88%	-0.95%	0.36%	-1.10%	-1.47%	0.98%	-0.11%	-0.29%	**-0.48%**
2016	-2.35%	-	-	-	-	-	-	-	-	-	-	-	**-2.35%**

Investment Returns: As of 1/31/16:	Aetos Capital Balanced Portfolio[2]	90-Day Treasury Bills	Barclays Capital Aggregate Index	MSCI ACWI (Net)	S&P 500 Total Return
1 Year Annualized Return	-2.55%	0.07%	-0.16%	-6.80%	-0.67%
3 Year Annualized Return	2.80%	0.05%	2.14%	3.91%	11.30%
5 Year Annualized Return	2.84%	0.06%	3.51%	4.45%	10.91%
From Inception through 1/31/16:					
Average Annualized Return	3.72%	1.26%	4.52%	6.92%	7.93%
Annualized Standard Deviation	4.05%	0.47%	3.45%	16.02%	14.50%
Sharpe Ratio	0.61	-	0.95	0.35	0.46
Largest Calendar Qtr. Drawdown	-8.80%	-	-2.44%	-22.37%	-21.94%
Beta: Barclays Capital Aggregate Index	0.04	-	-	-	-
Beta: MSCI ACWI (Net)	0.18	-	-	-	-
Beta: S&P 500 Total Return	0.18	-	-	-	-

Fees & Terms

Management Fee	1.00% (0.75% on $25mm+)
Incentive Fee	10% of profits
Hurdle Rate	3 Month T-bills
High Water Mark	Yes
Contribution Frequency / Notice Period	Monthly/ 30 Days
Lock-Up Period	1 Year
Redemption Frequency / Notice Period	Quarterly / 90 Days
Minimum Investment	$1 million
Auditor	PricewaterhouseCoopers, LLC
Administrator	HedgeServ Limited

1 Allocations are subject to change over time.

2 Performance figures shown for the period of September 1, 2002 through January 31, 2016 are of the Aetos Capital Balanced Portfolio and are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. For performance fee calculation purposes, it is assumed that an investor redeems each December 31 and invests each January 1. The Aetos Capital Balanced Portfolio is a model portfolio/asset allocation program. This Portfolio may not reflect an investor's actual portfolio as actual portfolios reflect each investor's own objectives and risk tolerances. The performance of the Portfolio is based on the weighted performance over the respective periods of the Aetos Capital SEC-Registered Funds, weighted according to the allocations in effect during the periods. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance is not indicative of future returns.

Aetos Capital, LP • 875 Third Avenue • New York, NY 10022 • (212) 201-2500 • AetosClientRelations@aetoscapital.com
Aetos Alternatives Management LLC • 2180 Sand Hill Road • Menlo Park, CA 94025 • (650) 234-1860

AETOS CAPITAL

Product Name: **Aetos Capital Credit and Distressed Opportunities Portfolio**

As of January 31, 2016

Product Description: The Aetos Capital Credit and Distressed Opportunities Portfolio is a tactically allocated portfolio comprised of allocations to the Aetos Capital SEC-registered 1940 Act Commingled Hedge Funds of Funds designed to provide institutional investors with attractive risk-adjusted returns and low correlations and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy. Aetos seeks to accomplish this by using a fundamentally based investment process with a disciplined approach to strategy allocation, manager selection and portfolio monitoring where risk management is integrated in every step, and by investing with institutional -quality managers.

As of February 1, 2016:

Strategy Allocations[1]



Hedging: 3%
Currency/Other: 1%
Process Oriented: 13%
Corporate Distressed: 23%
Relative Value: 5%
Leveraged Loans: 8%
Structured Credit / ABS: 10%
Opportunistic Credit: 26%
Mortgages: 11%

Number of Managers = 17

Median Position Size = 4.9%

Average Position Size = 5.9%

Historical Sub-Strategy Allocation



Jan-08
Jan-09
Jan-10
Jan-11
Jan-12
Jan-13
Jan-14
Jan-15
Jan-16
Corporate Distressed
Opportunistic Credit
Mortgages
Structured Credit / Asset-Backed Securities
Leveraged Loans
Relative Value
Process Oriented
Hedging
Currency/Other

Aetos Capital Distressed Investment Strategies Fund: 75%

Aetos Capital Multi-Strategy Arbitrage Fund: 25%

Historical Exposures



275%
250%
225%
200%
175%
150%
125%
100%
75%
50%
25%
0%
Gross Exposure
Long
Short
Net Exposure
3/31/11
6/30/11
9/30/11
12/31/11
3/31/12
6/30/12
9/30/12
12/31/12
3/31/13
6/30/13
9/30/13
12/31/13
3/31/14
6/30/14
9/30/14
12/31/14
3/31/15
6/30/15
9/30/15
12/31/15

Aetos Capital, LP • 875 Third Avenue • New York, NY 10022 • (212) 201-2500 • AetosClientRelations@aetoscapital.com

Aetos Alternatives Management, LLC • 2180 Sand Hill Road • Menlo Park, CA 94025 • (650) 234-1860

Aetos Capital Credit and Distressed Opportunities Portfolio

As of January 31, 2016

Investment Performance[2] (US$)

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	YTD
2002	-	-	-	-	-	-	-	-	0.00%	-0.13%	1.79%	1.12%	**2.79%**
2003	1.74%	0.69%	0.74%	2.22%	1.66%	1.89%	-0.16%	0.60%	2.00%	1.62%	1.21%	1.65%	**17.04%**
2004	2.18%	0.53%	0.24%	0.20%	0.18%	0.80%	0.17%	0.44%	0.55%	0.59%	1.74%	1.35%	**9.32%**
2005	0.42%	1.15%	-0.12%	-0.38%	0.31%	0.64%	1.39%	0.67%	0.39%	-0.06%	0.47%	0.88%	**5.89%**
2006	1.61%	0.65%	1.08%	0.69%	0.55%	0.14%	0.47%	0.58%	0.54%	1.62%	1.38%	1.29%	**11.10%**
2007	1.53%	0.92%	0.84%	1.53%	1.50%	0.00%	-1.67%	-1.17%	1.22%	1.14%	-0.63%	0.16%	**5.44%**
2008	-1.25%	0.64%	-1.03%	0.50%	0.34%	-0.47%	-0.77%	-0.51%	-3.23%	-4.52%	-2.90%	-1.25%	**-13.64%**
2009	0.40%	-0.17%	-0.30%	0.58%	2.32%	2.05%	2.19%	1.99%	2.10%	1.67%	1.47%	1.64%	**17.10%**
2010	2.03%	0.61%	2.12%	1.42%	-1.67%	-0.29%	0.57%	0.52%	0.97%	1.16%	0.22%	1.05%	**9.00%**
2011	1.13%	1.09%	0.12%	0.74%	0.01%	-0.73%	-0.23%	-2.22%	-2.47%	0.65%	-0.81%	-0.01%	**-2.77%**
2012	1.48%	1.12%	0.87%	0.65%	-0.51%	0.41%	0.97%	0.95%	1.27%	0.71%	0.60%	1.36%	**10.34%**
2013	1.74%	0.64%	1.19%	1.32%	1.64%	-0.81%	0.78%	0.13%	0.57%	1.18%	1.03%	0.62%	**10.47%**
2014	0.54%	1.48%	0.42%	0.28%	0.69%	1.29%	-0.15%	-0.15%	-0.55%	-0.89%	0.10%	-0.12%	**2.95%**
2015	-0.30%	0.80%	0.15%	0.71%	0.45%	-0.79%	-0.25%	-1.16%	-1.33%	-0.14%	-0.36%	-1.02%	**-3.21%**
2016	-1.45%	-	-	-	-	-	-	-	-	-	-	-	**-1.45%**

Investment Returns: As of 1/31/16:	**Aetos Capital Credit and Distressed Opportunities Portfolio[2]**	**90-Day Treasury Bills**	**Barclays Capital Aggregate Index**	**MSCI ACWI (Net)**	**S&P 500 Total Return**
1 Year Annualized Return	-4.33%	0.07%	-0.16%	-6.80%	-0.67%
3 Year Annualized Return	2.16%	0.05%	2.14%	3.91%	11.30%
5 Year Annualized Return	2.85%	0.06%	3.51%	4.45%	10.91%
From Inception through 1/31/16:					
Average Annualized Return	5.66%	1.26%	4.52%	6.92%	7.93%
Annualized Standard Deviation	3.78%	0.47%	3.45%	16.02%	14.50%
Sharpe Ratio	1.16	-	0.95	0.35	0.46
Largest Calendar Qtr. Drawdown	-8.44%	-	-2.44%	-22.37%	-21.94%
Beta: Barclays Capital Aggregate Index	0.01	-	-	-	-
Beta: MSCI ACWI (Net)	0.16	-	-	-	-
Beta: S&P 500 Total Return	0.16	-	-	-	-

Fees and Terms

Management Fee	1.00% (0.75% on $25mm+)
Incentive Fee	10% of profits
Hurdle Rate	3 Month T-bills
High Water Mark	Yes
Contribution Frequency/ Notice Period	Monthly/ 30 Days
Lock-Up Period	1 Year
Redemption Frequency/ Notice Period	Quarterly/ 90 Days
Minimum Investment	$1 million
Auditor	PricewaterhouseCoopers LLC
Administrator	HedgeServ Limited

1 Allocations are subject to change over time.

2 Performance figures shown for the period of September 1, 2002 through January 31, 2016 are of the Aetos Capital Credit and Distressed Opportunities Portfolio and are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. For performance fee calculation purposes, it is assumed that an investor redeems each December 31 and invests each January 1. Aetos Capital formalized the Aetos Capital Credit and Distressed Opportunities Portfolio in October 2011. The performance figures shown for periods prior to October 2011 are those of the Aetos Capital Funds comprising the Aetos Capital Credit and Distressed Opportunities Portfolio, weighted according to the allocations on October 1, 2011. During the period from September 2002 through October 2011, it is possible that the Aetos Capital Credit and Distressed Opportunities Portfolio allocations to the Aetos Capital Funds would have differed from the allocations on October 1, 2011, and the performance shown is not necessarily representative of the performance that would have been achieved had the Aetos Capital Credit and Distressed Opportunities Portfolio been in existence during the entire period. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance is not indicative of future returns.

Aetos Capital, LP • 875 Third Avenue • New York, NY 10022 • (212) 201-2500 • AetosClientRelations@aetoscapital.com
Aetos Alternatives Management LLC • 2180 Sand Hill Road • Menlo Park, CA 94025 • (650) 234-1860

Aetos Capital, LP ▪ 875 Third Avenue ▪ New York, NY 10022 ▪ (212) 201-2500 ▪ AetosClientRelations@aetoscapital.com Aetos Alternatives Management, LLC ▪ 2180 Sand Hill Road ▪ Menlo Park, CA 94025 ▪ (650) 234-1860 Important Information and Disclosures Absolute return investing involves substantial risks, including the risk of loss of invested capital.  Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets.  These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring funds we invest in.  Prospective investors should consider the investment objectives, risks, and the charges and expenses discussed above carefully before investing. The prospectus contains this and other information; a free copy of the prospectus may be obtained by calling 212-201-2540. Please read the prospectus carefully before investing. Index returns are obtained through Bloomberg, except that the 90-Day Treasury Bills return is obtained from the Federal Reserve website. Indices are not actively managed, do not reflect any deduction for fees, expenses or taxes, and investors cannot invest directly in an unmanaged index. The volatility, investment holdings and other characteristics of the indices presented may be materially different from the Aetos Capital Portfolios and Funds referenced. The indices shown have not been selected as appropriate benchmarks to compare to the performance of the fund; rather they are provided to allow for comparison of the Aetos Capital Portfolios’ and Funds’ performance to that of well-known and widely recognized indices. 90-Day Treasury Bills: 3-month Treasury bill secondary market rate provided by the Board of Governors of the Federal Reserve System. Barclays Capital Aggregate Index: Market capitalization weighted index that covers the USD-denominated, investment-grade (must be Baa3/BBB- or higher using the middle rating of Moody's Investor Service, Inc., Standard & Poor's, and Fitch Inc.), fixed-rate, and taxable areas of the bond market. This is the broadest measure of the taxable U.S. bond market, including most Treasury, agency, corporate, mortgage-backed, asset-backed, and international dollar-denominated issues, all with maturities of 1 year or more. MSCI ACWI (Net): Free float-adjusted market capitalization index designed to measure developed and emerging market equity performance. The MSCI ACWI is maintained by Morgan Stanley Capital International and consists of 46 country indexes comprising 23 developed and 23 emerging market country indexes. S&P 500 Total Return: Capital-weighted index that includes 500 stocks representing all major industries. Returns are denominated in USD and include dividends. The Index is a proxy of the performance of the broad US economy through changes in aggregate market value.